U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.

(Check appropriate box or boxes)

BROADWAY TRUST
(Exact Name of Registrant as Specified in Charter)

300 Broadway
Cincinnati, Ohio 45202
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 362-8217

Jay S. Fitton
303 Broadway
Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

BROADWAY TRUST

BROADWAY TRUST BALANCED FUND

BROADWAY TRUST EQUITY FUND

BROADWAY TRUST SMALL CAP FUND

SRI BALANCED FUND

SRI EQUITY FUND

BROADWAY TRUST MONEY MARKET FUND

Prospectus dated _________, 2007

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and completed. It is unlawful for anyone to make any representation to the contrary.

Table of Contents

RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this important section for a summary of each Fund’s investments, risks and fees.

Broadway Trust Balanced Fund
Broadway Trust Equity Fund
Broadway Trust Small Cap Fund
SRI Balanced Fund
SRI Equity Fund
Broadway Trust Money Market Fund

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

This section contains details on each Fund’s investment strategies and risks.

Broadway Trust Balanced Fund
Broadway Trust Equity Fund
Broadway Trust Small Cap Fund
SRI Balanced Fund
SRI Equity Fund
Investment Risks
Socially Responsible Investing - The SRI Funds
Broadway Trust Money Market Fund

SHAREHOLDER INFORMATION

Consult this section to obtain details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends.

Pricing of Fund Shares
Purchasing and Adding to Your Shares
Selling Your Shares
Exchanging Your Shares
Dividends, Distributions and Taxes

FUND MANAGEMENT

Review this section for details on the people and organizations who oversee the Funds and their investments.

The Investment Adviser
Portfolio Managers

BROADWAY TRUST BALANCED FUND

INVESTMENT OBJECTIVES

The Broadway Trust Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in stocks, bonds and money market instruments, with at least 25% of assets in fixed-income securities and at least 25% of assets in equity securities.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to stock market risk, interest rate risk and credit risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
-	investing for a period of time in excess of 3 to 5 years
-	able to bear (emotionally and/or financially) the risk of market value fluctuations in the short or long term
-	looking for a combination of exposure to stock investments for long-term growth, and
-	bond investments for greater stability of income and principal

This Fund will not be appropriate for someone:
-	investing for a period of time less than 3 to 5 years
-	not comfortable with market fluctuations in the short-term
-	looking primarily for a high level of current income

RISK/RETURN SUMMARY

FUND EXPENSES

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Broadway Trust Balanced Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) on Purchases	N/A
Maximum Deferred Sales Charge (load)	N/A

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.33%
Total Fund Operating Expenses	1.08	%*
Fee waiver and/or Expense Reimbursement	0.08	%*
Net Expenses	1.00	%*

* The Investment Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.08%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

-	$10,000 investment
-	5% annual return
-	redemption at the end of each period
-	no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

BROADWAY TRUST BALANCED FUND
1	3	5	10
YEAR	YEARS	YEARS	YEARS
$102	$336	$588	$1,310

BROADWAY TRUST EQUITY FUND

INVESTMENT OBJECTIVES
The Broadway Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities.

PRINCIPAL INVESTMENT RISKS
The Fund is subject to stock market risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

WHO MAY WANT TO INVEST?
Consider investing in the Fund if you are:
-	investing for a period of time in excess of 3 to 5 years
-	able to bear (emotionally and/or financially) the risk of market value fluctuations in the short or long-term
-	looking for a high-quality, well-diversified, all-equity portfolio that provides the potential for growth of your investment
-	comfortable with market value fluctuations in the short-term

This Fund will not be appropriate for someone:
-	investing for a period of time less than 3 to 5 years
-	not comfortable with market fluctuations
-	looking primarily for current income

RISK/RETURN SUMMARY

FUND EXPENSES

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Broadway Trust Equity Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) on Purchases	N/A
Maximum Deferred Sales Charge (load)	N/A

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.36%
Total Fund Operating Expenses	1.11	%*
Fee waiver and/or Expense Reimbursement	0.11	%*
Net Expenses	1.00	%*

* The Investment Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.11%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:
-	$10,000 investment
-	5% annual return
-	redemption at the end of each period
-	no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

BROADWAY TRUST EQUITY FUND

1	3	5	10
YEAR	YEARS	YEARS	YEARS
$102	$342	$601	$1,342

BROADWAY TRUST SMALL CAP FUND

INVESTMENT OBJECTIVE
The Broadway Trust Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

PRINCIPAL INVESTMENT STRATEGIES
The Adviser pursues the Fund's investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of June 30, 2006, the market capitalization range of the Russell 2000 Index was between $218 million and $2.0 billion.

PRINCIPAL INVESTMENT RISKS
The Fund is subject to stock market risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The Fund also invests primarily in the stocks of small capitalization companies and is therefore subject to the risks associated with small cap stocks which may be more volatile than those of larger, more established issuers.

WHO MAY WANT TO INVEST?
Consider investing in the Fund if you are:
-	investing for a period of time in excess of 3 to 5 years
-	able to bear (emotionally and/or financially) the risk of market value fluctuations in the short or long-term
-	looking to add a growth component to your portfolio

This Fund will not be appropriate for someone:
-	investing for a period of time less than 3 to 5 years
-	not comfortable with market fluctuations
-	looking for current income

RISK/RETURN SUMMARY

FUND EXPENSES

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Broadway Trust Small Cap Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) on Purchases	N/A
Maximum Deferred Sales Charge (load)	N/A

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.77%
Total Fund Operating Expenses	1.52	%*
Fee waiver and/or Expense Reimbursement	0.27	%*
Net Expenses	1.25	%*

* The Investment Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.25% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.52%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.25% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

-	$10,000 investment
-	5% annual return
-	redemption at the end of each period
-	no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

BROADWAY TRUST SMALL CAP FUND
1	3	5	10
YEAR	YEARS	YEARS	YEARS
$127	$454	$803	$1,790

SRI BALANCED FUND

INVESTMENT OBJECTIVE
The SRI Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in stocks, bonds and money market instruments, with at least 25% of assets in fixed-income securities and at least 25% of assets in equity securities.

PRINCIPAL INVESTMENT RISKS
The Fund is subject to stock market risk, interest rate risk and credit risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
-	interested in ensuring that your investments are consistent with your social concerns and values
-	investing for a period of time in excess of 3 to 5 years
-	able to bear the risk (emotionally and/or financially) of market value fluctuations in the short or long-term
-	looking for a combination of exposure to stock investments for long-term growth, and fixed-income investments (bonds and money market instruments) for greater stability of income and principal

This Fund will not be appropriate for someone:
-	investing for a period of time less than 3 to 5 years
-	not comfortable with market fluctuations in the short-term
-	looking primarily for a high level of current income

FUND EXPENSES

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the SRI Balanced Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) on Purchases	N/A
Maximum Deferred Sales Charge (load)	N/A

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.43%
Total Fund Operating Expenses	1.18	%*
Fee Waiver and/or Expense Reimbursement	0.18	%*
Net Expenses	1.00	%*

* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.18%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

-	$10,000 investment
-	5% annual return
-	redemption at the end of each period
-	no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, you actual costs will be different.

SRI BALANCED FUND
1	3	5	10
YEAR	YEARS	YEARS	YEARS
$102	$357	$632	$1,416

SRI EQUITY FUND

INVESTMENT OBJECTIVE
The SRI Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities.

PRINCIPAL INVESTMENT RISKS
The Fund is subject to stock market risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

WHO MAY WANT TO INVEST?
Consider investing in the Fund if you are:
-	interested in ensuring that your investments are consistent with your social concerns and values
-	investing for a period of time in excess of 3 to 5 years
-	looking for a high-quality, well-diversified, all-equity portfolio that provides the potential for growth of your investment
-	comfortable with market value fluctuations in the short-term

This Fund will not be appropriate for someone:
-	investing for a period of time less than 3 to 5 years
-	not comfortable with market value fluctuations
-	looking for current income

FUND EXPENSES

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the SRI Equity Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) on Purchases	N/A
Maximum Deferred Sales Charge (load)	N/A

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.37%
Total Fund Operating Expenses	1.12	%*
Fee Waiver and/or Expense Reimbursement	0.12	%*
Net Expenses	1.00	%*

* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.12%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

-	$10,000 investment
-	5% annual return
-	redemption at the end of each period
-	no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

SRI EQUITY FUND
1	3	5	10
YEAR	YEARS	YEARS	YEARS
$102	$344	$605	$1,352

BROADWAY TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVES

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIS

The Fund invests in U.S. Government securities and high-quality money market instruments rated in the top two rating categories. The Fund’s investments may include:

-	Bank obligations, including certificates of deposit, bankers’ acceptances and time deposits
-	U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government
-	Short-term corporate debt securities
-	Short-term municipal securities
-	Variable and floating rate securities
-	Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund’s shares to decrease.

The Fund’s yield may decrease
-	If interest rates decrease
-	If issuers are unable to make timely payments of interest or principal

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association (“GNMA”) securities and Overseas Private Investment Corporation (“OPIC”) securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Government Loan Mortgage Corporation (“FGLMC”), Student Loan Marketing Association (“SLMA”), Small Business Administration (“SBA”) and Tennessee Valley Authority (“TVA”).

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Broadway Trust Money Market Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
There are no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees	0.46%
Distribution (12b-1) Fees	0.60%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.28	%*
Fee Waiver and/or Expense Reimbursement	0.13	%*
Net Expenses	1.15	%*

* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.15% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.28%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.15% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

BROADWAY TRUST BALANCED FUND

TICKER SYMBOL: ___________

INVESTMENT OBJECTIVE

The investment objective of the Broadway Trust Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

POLICIES AND STRATEGIES

Consistent with the Fund's investment objective, the Fund:

-	maintains an actively managed portfolio of stocks, bonds and money market instruments

-	will generally invest at least 25% of its total assets in fixed-income securities and at least 25% of its total assets in equity securities

-	may purchase both common stock and preferred stock

-	will purchase bonds that are primarily investment grade

-	may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

-	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

-
may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

-	may invest in other investment companies

PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Adviser determines that market conditions are not suitable for the Fund’s typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

BROADWAY TRUST EQUITY FUND

TICKER SYMBOL: _______

INVESTMENT OBJECTIVE

The investment objective of the Broadway Trust Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks.

POLICIES AND STRATEGIES

Consistent with the Fund's investment objective, the Fund:

-	will invest substantially all, but in no event less than 80%, of the value of its assets in equity securities under normal circumstances

-	will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

-	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

-	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

-	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

-
may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

-	may invest in other investment companies

PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Adviser determines that market conditions are not suitable for the Fund’s typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

BROADWAY TRUST SMALL CAP FUND

TICKER SYMBOL: ________

INVESTMENT OBJECTIVE

The investment objective of the Broadway Trust Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

POLICIES AND STRATEGIES

The Adviser pursues the Fund's investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of June 30, 2006, the market capitalization range of the Russell 2000 Index was between $218 million and $2.0 billion.

Consistent with the Fund's investment objective, the Fund:

-	invests substantially all, but in no event less than 80%, of its net assets in U.S. domestic equity securities of small cap companies

-	may purchase both common stock and preferred stock

-	may, under certain circumstances, purchase bonds primarily of investment grade

-	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

-
may engage in repurchase transactions pursuant to which the Fund purchases a Security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

-	may invest in other investment companies

INVESTMENT PROCESS

The Fund's investment process focuses on security selection and portfolio construction. The Adviser employs a fundamental stock selection process within the framework of a thematic approach. The Adviser's goal is to construct a diversified portfolio of innovative, higher quality small cap companies.

SECURITY SELECTION

In general, the Adviser seeks to identify securities with three key characteristics: (i) companies leveraged to identified investment themes; (ii) companies that are innovative in their products, services, or practices; and (iii) companies that are higher quality in terms of their financial characteristics. The Adviser selects themes for investment in order to capitalize on secular market trends with long-term investment potential, such as demographics, consumer lifestyle, an increasingly technical workforce, and legal and regulatory issues. These themes often represent products or services for which consumers are willing to pay a premium. The Adviser implements a thematic approach to identify companies that have innovative products, services, or management practices that may provide long-term investment potential and address societal challenges. Current themes include, but are not limited to: Education, Environmental Efficiency, Healthy Living, Medical Care, Underserved Markets and Workplace Leaders.

-	EDUCATION: Education spending accounts for 7% of U.S. GDP. Demographic trends, government funding and an increasingly technical workforce may boost demand for education-focused products and services.

-
ENVIRONMENTAL EFFICIENCY: The world faces a constrained supply of key resources such as energy, clean water, and land. Greater demand for clean air and water has increased resource-related regulatory requirements.
Products or services that maximize the efficient use of resources and foster regulatory compliance may provide significant cost savings.

-	HEALTHY LIVING: Demographics, increased attention to diet, and regulations have all sustained the growth in demand for products or services that increase well-being.

-
MEDICAL CARE: Health care spending accounts for approximately 15% of U.S. GDP, a level expected to rise due to demographic trends. Health care products or services that lower the cost, speed the delivery, reduce the invasiveness or pain of medical care, or offer new alternatives to medical conditions may experience greater market acceptance and success.

-
UNDERSERVED MARKETS: Smaller companies may be well-positioned to offer products and services that address the unique demands of specific markets, communities or geographic areas. Demographic or regulatory trends may create these niche opportunities.

-
WORKPLACE LEADERS: Companies with superior workplace practices such as comprehensive benefits and innovative work-lifestyle programs may improve company performance by boosting employee productivity and lowering turnover costs.

The Adviser looks for companies that can capitalize on at least one of the investment themes listed above. The Adviser then evaluates each company's business characteristics. In determining the investment attractiveness of each company's stock, the Adviser looks for growing, profitable and reasonably valued companies with strong balance sheets. The Adviser may invest in companies that do not exhibit strength in these business characteristics if the Adviser expects significant improvement.

The Adviser monitors each Fund holding, evaluating new information relative to the original investment thesis. The Fund may sell a stock when circumstances prompting the initial investment have changed significantly relative to the investment objective or when the Adviser determines that there are more attractive alternatives.

PORTFOLIO CONSTRUCTION

The Fund buys and sells securities subject to the following portfolio construction guidelines:

-
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. The Fund seeks to maintain a weighted average market capitalization that falls within the range of the Russell 2000 Index.

-
In the aggregate, the Fund expects to invest in a set of companies that has financial characteristics superior to those of the small cap market. Such characteristics generally include higher company profitability, greater sales and earnings growth, reasonable valuation, and lower risk.

-	The Fund is broadly diversified across economic sectors. The Fund generally maintains economic sector weights comparable to those of the small cap market.

-	The minimum investment in any single investment theme is 5% of the Fund's net assets at market value at the time of purchase.

-	The weighting of any single investment generally does not exceed 3% of the Fund's net assets at market value at the time of purchase.

-	The Fund attempts to maintain a cash and/or money market instrument position of no more than 5% of its net assets, although cash flows may cause the Fund's cash position to be higher or lower.

PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

SRI BALANCED FUND

TICKER SYMBOL: _________

INVESTMENT OBJECTIVE

The investment objective of the SRI Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

POLICIES AND STRATEGIES

Consistent with the Fund's investment objective, the Fund:

-	maintains an actively managed portfolio of stocks, bonds and money market instruments

-	will invest at least 25% of its total assets in fixed-income securities and at least 25% of its total assets in equity securities

-	will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

-	will purchase primarily investment grade bonds

-	may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

-	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments

-	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

-
may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

-	may invest in other investment companies

-	may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities

PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

NVESTMENT OBJECTIVES, STRATEGIES AND RISKS

SRI EQUITY FUND

TICKER SYMBOL: ____________

INVESTMENT OBJECTIVE

The investment objective of the SRI Social Equity Fund is to seek long-term growth of capital.

POLICIES AND STRATEGIES

Consistent with the Fund's investment objective, the Fund:

-	will invest substantially all, but in no event less than 80%, of the value of its assets in equity securities under normal circumstances

-	will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

-	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

-	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments

-	may invest in the securities of foreign issuers and may acquire sponsored and and unsponsored American Depositary Receipts and European Depositary Receipts

-
may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

-	may invest in other investment companies

PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of the Fund's assets in money market instruments and U.S. Government securities.

INVESTMENT RISKS

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to the following risks:

-
MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

-
EQUITY RISK: The value of the equity securities held by a Fund, and thus the value of a Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

-
INTEREST RATE RISK: Interest rate risk refers to the risk that the value of a Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

-
CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market's perception of the issuer not being able to meet them increases.

-
SMALL CAP RISK (THE SMALL CAP FUND): Small capitalization companies May have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

BROADWAY TRUST MONEY MARKET FUND

TICKER SYMBOL: ____________

INVESTMENT OBJECTIVE

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

POLICIES AND STRATEGIES

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00

SECURITY SELECTION

Money Market Instruments include:
-	Bank obligations
-	Short-term corporate debt securities
-	Short-term municipal securities
-	Variable and floating rate securities
-	Repurchase agreements

Bank Obligations include:
-	Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
-	Bankers’ acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
-	Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

SOCIALLY RESPONSIBLE INVESTING -- THE SRI FUNDS

The SRI Balanced Fund and the SRI Equity Fund each follow socially responsive investment guidelines in connection with the management of their portfolio holdings. ____________, an affiliate of the Adviser, performs shareholder advocacy, proxy voting, and other social initiatives with respect to each of these Funds in order to implement each Fund's socially responsive investment criteria and shareholder advocacy initiatives.

For many, the primary goal of socially responsive investing is to align their investments in a manner consistent with their values so as not to own or profit from investments in companies that violate the investor's ethical standards. Conversely, these investors seek to invest in companies that exemplify their ethical standards. This goal is achieved best by using socially responsive investment criteria to evaluate and avoid or favor potential investments.

For others, the goal of socially responsive investing is to advocate for positive social change. Recognizing that today's global corporations have a critical role in social and economic justice, this advocacy uses the power of share ownership to influence corporate behavior.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

These Funds utilize both socially responsive investment criteria and shareholder advocacy strategies to achieve their financial and social objectives. These Funds actively engage in promoting corporate accountability and social change through company dialogue and shareholder resolutions, proxy voting, public policy testimony and educational outreach. In doing so, these Funds urge companies to recognize that the sustainability of their profits is connected, in part, to how they treat workers, customers, communities and the natural environment as valuable, long-term assets.

Consistent with these social investing principles, each of these Funds favors investment in companies that:

-
Are above average in their industry for environmental performance and management, have innovative programs for pollution prevention and resource conservation, comply with environmental regulations, conduct comprehensive environmental auditing and publish thorough environmental reports, and develop products that benefit the environment.

-
Are above average in their industry for equal employment opportunity and affirmative action, labor relations, worker safety programs, employee benefits and compensation, and employee ownership and/or participation.

-	Adhere to policies and practices that respect fundamental human rights globally.

-	Are well managed companies that strive to be responsible corporate citizens, and respond openly to concerns through public discourse and disclosure.

The Funds avoid investing in companies that, to the Adviser's knowledge:

-	Have significantly below average performance in resource conservation, pollution control, or regulatory compliance.

-	Have equity ownership in nuclear power plants or other significant involvement in the nuclear power fuel cycle.

-	Have substandard performance in the hiring and promotion of women and minorities, or have a pattern of violating fair labor standards or health and safety regulations.

-	Derive significant revenues from the manufacture of weapons systems or hand guns, tobacco products and alcoholic beverages, or from gaming activities.

-	Significantly contribute to human rights abuses.

-	Lack transparency on matters of significant concern to stakeholders.

Each Fund's social guidelines are subject to change without shareholder approval. Additionally, each Fund may occasionally purchase a security that does not meet these guidelines for the primary purpose of shareholder advocacy. Such purchases will be limited to a maximum of 1% of total assets at the time of purchase.

______, on behalf of the Funds, pursues shareholder advocacy strategies to promote greater corporate social responsibility in portfolio companies in a variety of ways:

-
PROXY VOTING: The voting of proxies is an important fiduciary responsibility of fund managers. The SRI Funds vote company proxies in a manner consistent with their financial and social investment objectives. For example, the Funds withhold support for director slates that do not have female and minority representation. General proxy voting guidelines and voting records for the Funds can be accessed at

KS

-
DIALOGUE WITH COMPANIES: _______ often initiates or participates in dialogues with the managements of companies held by the Funds. Through telephone calls, letters and meetings with executives, the Funds press portfolio companies to address issues of concern such as workplace practices and policies, environmental impact of operations, international standards and human rights, corporate governance and transparency.

-
SHAREHOLDER RESOLUTIONS: When companies held in the Funds are not responsive to inquiries or when company dialogue reaches an impasse, _______ may take the concerns directly to other shareholders through the proxy resolution process. Often as a lead filer and in partnership with other concerned investors, the Funds' shares have been utilized to improve corporate policies and practices on issues such as: board composition and structure (diversity, independence, or annual election of directors); climate change; recycling initiatives; mercury pollution; drilling in environmentally sensitive areas; diversity disclosure and nondiscrimination policies; responses to HIV/AIDs pandemic; labeling of genetically engineered food; and vendor standards. These actions often lead to negotiated settlements before reaching the ballot. Many that go to vote achieve a significant level of shareholder support and often prompt management to take action.

CORPORATE SOCIAL RESPONSIBILITY

The Funds utilize social investment criteria, or screens, and shareholder advocacy to achieve their social objectives, as discussed above. Among the issues on which the Adviser evaluates companies and pursues shareholder advocacy are:

-	PRODUCT SAFETY AND DESIRABILITY: Do companies produce tobacco or alcohol, or have involvement in gambling operations? Do they provide safe and beneficial products and services?

-	WEAPONS CONTRACTING: Are companies involved significantly in the production of weapons systems?

-
WORKPLACE POLICIES AND PRACTICES: Do companies demonstrate a commitment to equal employment opportunity and fair labor practices? Do they provide a safe working environment and offer attractive compensation and benefits, including policies on work-life balance?

-
ENVIRONMENTAL IMPACT: Are companies conserving natural resources and curbing emissions and waste? Are they proactive on issues such as climate change as well as complying with environmental regulations? Do they own or operate nuclear power plants?

-	INTERNATIONAL OPERATIONS: Are companies upholding human rights and environmental standards abroad?

-
CORPORATE GOVERNANCE AND ACCOUNTABILITY: Do corporate governance policies and structures follow "best practices" and enhance shareholder rights? Are companies transparent and accountable to their stakeholders?

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

NAV =
Total Assets - Liabilities

Number of Shares
Outstanding

You can find a Fund's NAV daily in The Wall Street Journal and other financial newspapers.

The net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Funds. This is known as the offering price.

Each Fund's securities are valued generally at current market prices. If market quotations are not available, prices will be based on fair value as determined in accordance with procedures established by, and under the supervision of, the Funds' Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Funds is $100,000. Subsequent investments must be at least $1,000. IFS Fund Distributors, Inc. (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, cash and credit card convenience checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and/or its shareholders.

FREQUENT TRADING POLICY

Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

SHAREHOLDER SERVICES AGREEMENTS

The Funds are entitled to enter into Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators and other types of service providers which provide administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Funds) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR OVERNIGHT SERVICE

INITIAL INVESTMENT:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.
Make check or certified check payable to either "Broadway Trust Balanced Fund", "Broadway Trust Equity Fund", "Broadway Trust Small Cap Fund", “Broadway Trust Money Market Fund”, "SRI Balanced Fund” or “SRI Equity Fund", as applicable.

3.	Mail to: Broadway Trust P. O. Box 5354 Cincinnati, OH 45273-9704

SUBSEQUENT INVESTMENTS:

1.	Subsequent investments should be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES CONTINUED

BY WIRE TRANSFER

Note: Your bank may charge a wire transfer fee.

For initial investment: Before wiring funds, you should call 1-800-________, to advise that an initial investment will be made by wire and to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to: _________ Bank Routing Number: ABA #__________

For Credit to the Account of Broadway Trust

DDA# _____________
Include:
Your name
Your account number
Fund name

SELLING YOUR SHARES

INSTRUCTIONS FOR SELLING SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your valid sell order is received by the Funds, their transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

BY TELEPHONE (unless you have declined telephone sales privileges)

1. Call 1-____________ with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

BY MAIL

2(a). Call 1-___________ to request redemption forms or write a letter of instruction indicating:

-	your Fund and account number
-	amount you wish to redeem
-	address to which your check should be sent
-	account owner signature

2(b). Mail to: Broadway Trust, 303 Broadway Suite 900, Cincinnati, OH 45202

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from either Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

BY OVERNIGHT SERVICE
SEE INSTRUCTION 2 ABOVE.
Send to: Broadway Trust
                c/o Integrated Investment Services, Inc.
                303 Broadway, suite 900 Cincinnati, OH 45202

BY WIRE TRANSFER

You must indicate this option on your application.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Call 1-800-________________ to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment normally will be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.	Redemptions from Individual Retirement Accounts ("IRAs").
2.	Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following.
-	Your account address has changed within the last 10 business days.
-	The check is not being mailed to the address on your account.
-	The check is not being made payable to the owner(s) of the account.
-	The redemption proceeds are being transferred to another Fund account with a different registration.
-	The redemption proceeds are being wired to bank instructions not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to ensure that telephone redemptions are made only by authorized shareholders. For your protection you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50,000, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Broadway Trust or SRI Mutual Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Broadway Trust,

303 Broadway, Suite 900 Cincinnati, OH 45202, or by calling 1-800-___________. Please provide the following information:

-	Your name and telephone number
-	The exact name on your account and account number
-	Taxpayer identification number (usually your social security number)
-	Dollar value or number of shares to be exchanged
-	The name of the Fund from which the exchange is to be made
-	The name of the Fund into which the exchange is being made.

Please refer to "Selling your Shares" for important information about telephone transactions.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES CONTINUED

NOTES ON EXCHANGES
-	The registration and tax identification numbers of the two accounts must be identical.
-	The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

Dividends are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your account application.

This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

FUND MANAGEMENT

THE INVESTMENT ADVISER

_________________ (the "Adviser"), is the investment adviser for the Funds.

The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund's investment program. For these advisory services, each of the Funds paid the Adviser investment advisory fees equaling 0.75% of its average daily net assets during the fiscal year ended ________________.

SOCIAL RESEARCH AND SHAREHOLDER ADVOCACY

_____________, an affiliate of the Adviser, performs shareholder advocacy, proxy voting, and other social initiatives for the Adviser with respect to the SRI Social Balanced Fund and the SRI Social Equity Fund. Walden uses an in-house research and advocacy team to implement these Funds' socially responsive investment criteria and shareholder advocacy initiatives.

The Statement of Additional Information has more detailed information about the Adviser as well as additional information about the portfolio managers' compensation arrangements, other accounts managed, and ownership of securities of the Funds.

THE DISTRIBUTOR AND ADMINISTRATOR

IFS Fund Distributors, Inc. is the Funds' distributor and Integrated Investment Services, Inc. is the Funds' administrator. Their address is 303 Broadway, Suite 900, Cincinnati, OH 45202.

CAPITAL STRUCTURE

The Broadway Trust Group was organized as an Ohio business trust on ____________. Overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Broadway Trust Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, the Broadway Trust does not intend to hold annual or special meetings.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information (SAI).

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

THE FUNDS DO NOT CURRENTLY MAINTAIN A SEPARATE INTERNET WEBSITE CONTAINING COPIES OF THEIR REPORTS OR THE SAI, HOWEVER, YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

BROADWAY TRUST
303 BROADWAY, SUITE 900
CINCINNATI, OHIO 45202

TELEPHONE: 1-800- _________________

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

BROADWAY TRUST

_____________, 2007

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the Broadway Trust (the "Funds") dated the same date as the date hereof (the "Prospectus"). The Funds are a separate investment portfolio of The Broadway Trust (the "Trust"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Broadway Trust, at 303 Broadway, Suite 900 Cincinnati, OH 45202, or by telephone toll free
1-800-____-____.

TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES
Additional Information on Portfolio Instruments
INVESTMENT RESTRICTIONS
Portfolio Turnover
NET ASSET VALUE
Additional Purchase and Redemption Information
MANAGEMENT OF THE GROUP
Trustees and Officers
Investment Adviser
Portfolio Manager Information
Code Of Ethics
Portfolio Transactions
Administrator, Transfer Agent and Fund Accounting Services
Distributor
Custodian
Independent Registered Public Accounting Firm
Legal Counsel
ADDITIONAL INFORMATION
Description Of Shares
Vote of a Majority of the Outstanding Shares
Additional Tax Information
Performance Calculations
Performance Comparisons
Principal Shareholders
Proxy Voting
Disclosure of Fund Portfolio Holdings
MISCELLANEOUS
FINANCIAL STATEMENTS

STATEMENT OF ADDITIONAL INFORMATION

THE BROADWAY TRUST

The Broadway Trust (the "Trust") is an open-end management investment company which currently offers its shares in series (the "Funds"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Funds should be made without first reading the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

MONEY MARKET INSTRUMENTS. Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers’ acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 by S&P or P-1 by Moody’s, or, if unrated, of comparable quality as determined by the Adviser.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission (“SEC”) or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the “1940 Act”), a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Funds could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Funds, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

There is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

WHEN-ISSUED SECURITIES. Each Fund is authorized to purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds’ intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Funds will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

FOREIGN SECURITIES. Each Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risk inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher then for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Adviser will be able to anticipate these potential events and/or counter their impacts on a Fund’s share price.

Securities of foreign issuers may be held by the Funds in the form of American Depository Receipts and European Depository Receipts (“ADRs” and “EDRs”). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

Each Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

DEBT SECURITIES AND RATINGS. Ratings of debt securities represent the rating agencies’ (as described below) opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.

If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether the Fund should continue to hold the security, but the Fund is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.

The Funds reserve the right to invest up to 20% of their assets in securities rated lower than BBB by Standard & Poor’s Ratings Group (“S&P”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”), but rated at least B by S&P or Moody’s (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in industries in which the issuers are engaged, to changes, or perceived changes, in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rated, highly leveraged issuers may experience financial stress which could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Funds' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively-traded market.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Funds may decline proportionately more than a Fund consisting of higher-rated securities. If the Funds experience unexpected net redemptions, they may be forced to sell their higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Funds and increasing the exposure of the Funds to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Funds forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Funds, the Funds would not be able to close out the option. If restrictions on exercise were imposed, the Funds might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Funds is covered by an option on the same index purchased by the Funds, movements in the index may result in a loss to the Funds; such losses might be mitigated or exacerbated by changes in the value of the Funds' securities during the period the option was outstanding.

Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Funds may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Funds.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds’ outstanding voting securities as defined in the 1940 Act. The Funds may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.	(a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3.
Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Funds are not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.	Purchase or sell real estate, commodities or commodity contracts other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).

5.
Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (This restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6.
Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

7.
Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Funds would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Funds' assets may be invested without regard to this limitation.

The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

1.
Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

2.	Invest in any issuer for purposes of exercising control or management.

3.
Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds' total assets.

4.
Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

5.
Invest more than 15% of its assets in securities of foreign issuers including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

6.	Invest in securities issued by any affiliate of the Adviser.

If a percentage restriction described in the Prospectus or this Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value of the Fund is determined and the Shares of the Funds are priced as of the Valuation Time on each Business Day of the Funds. A "Business Day" of the Funds is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of the Funds are tendered for redemption and no order to purchase any Shares of the Funds is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser's best judgment under procedures established by, and under the supervision of, the Trust's Board of Trustees.

Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Funds, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Funds do not provide prices, may be valued by the Trust using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Trust and the valuations so established will be reviewed by the Trust under the general supervision of the Trust's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are sold on a continuous basis by _____, and _____ has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from ________________________ , Shares may be purchased through procedures established by ________ in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an “interested person” of the Trust, as defined by the 1940 Act, is indicated by an asterick.

Estimated Annual Compensation From the Trust

Name	Age	Position Held	From

*Roy E. Rogers	____	Trustee	_______
$ ________

_____________	_____	Trustee	_______
$ ________

_____________	_____	Trustee	_______
$________

_____________	_____	Trustee	_______
$________

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

Roy E. Rogers, is President of the Administrator and is an interested Trustee

(Remainder to be inserted)

Each non-interested Trustee will receive an annual retainer of $_____ and a $____ fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.

INVESTMENT ADVISER

Investment advisory services are provided to the Funds by ____________(the "Adviser"), pursuant to an Investment Advisory Agreement dated as of ___________. The Adviser is a wholly owned subsidiary of ________________, a financial services holding company.

Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Funds pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of each of the Fund's average daily net assets. The Adviser may, from time to time, voluntarily reduce all or a portion of its advisory fee with respect to the Funds.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

PORTFOLIO MANAGER INFORMATION

(To be Inserted)

CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of their respective personnel. Each Code permits covered personnel to trade in securities in which the Funds may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute the Fund's portfolio transactions.

Purchases and sales of portfolio securities with respect to fixed income securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Funds or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients.

Under the Investment Advisory Agreement the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28 (e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Trust and the Funds.

While the Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Trust will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for the Funds are made independently from those for the other funds of the Trust or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Trust on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another fund of the Trust, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, any of its parents or subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund or any other fund of the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING SERVICES

Integrated Investment Services, Inc. (“Integrated”) serves as administrator and transfer agent for the Funds and also provides fund accounting services to the Funds pursuant to Service Agreements dated ___________. As administrator, Integrated assists in supervising all operations of the Funds and has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Trust or its designee in the preparation of, and file all of the Fund’s federal and state tax returns and required tax filings other than those required to be made by the Fund’s custodian; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; assist to the extent requested by the Trust with the Trust's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Fund’s operations.

Integrated also serves as transfer agent for the Funds pursuant to the Service Agreement. Pursuant to such Agreement, Integrated, as the transfer agent, among other things, performs the following services in connection with the Fund’s shareholders of record: maintenance of shareholder records for the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials.

In addition, Integrated provides certain Fund accounting services to the Funds pursuant to the Service Agreement. Under the Agreement, Integrated maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Integrated receives a fee from the Funds for its services provided under the Service Agreements and expenses assumed pursuant to the Services Agreements that is calculated daily and paid periodically based upon the amount of the Funds’ average daily net assets and it also receives specific fees for individual services performed under the Agreement. For the period from __________________ (commencement of operations) through _________, Integrated earned $_________ with respect to its services to the Funds pursuant to the Service Agreements.

Unless sooner terminated as provided therein, the Service Agreements’ term expires on ______________. The Service Agreements thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party. The Service Agreement is terminable with respect to the Funds only upon mutual agreement of the parties to the Agreement and for cause (as defined in the Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

The Agreement provides that Integrated shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Service Agreements relate, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by Integrated of its obligations and duties thereunder.

DISTRIBUTOR

IFS Fund Distributors, Inc. serves as agent for the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of _________________ (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Funds, such continuance is approved at least annually by (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Funds, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution
Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

In its capacity as Distributor, IFS Fund Distributors, Inc. enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. IFS receives annual compensation of $_______ under the Distribution Agreement with the Trust. IFS has entered into a Distribution Services Agreement with the Adviser in connection with services as distributor of the Funds pursuant to which the Adviser undertakes to pay IFS amounts owed to IFS under the terms of the Distribution Agreement to the extent that the Funds is not otherwise authorized to make such payments.

CUSTODIAN

_______________________ (the "Custodian"), has been selected to serve as the Fund's custodian pursuant to the Custody Agreement dated as of _____________. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

Shareholder Services Agreements

Effective as of ____________, the Funds are entitled to enter into Shareholder Services Agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, the Funds are authorized to pay an Authorized Service Provider (which include affiliates of the Funds) a shareholder services fee which may be based on the average daily net asset value of the shares of the Funds attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Funds shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of those methods of calculation. Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Funds shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Funds to shareholder accounts; (8) determining amounts to be reinvested in the Funds; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of ____________ performs an annual audit of the Fund's financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

LEGAL COUNSEL

____________________ , is counsel to the Trust.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Trust is an Ohio business trust organized on _____________. The Declaration of Trust is on file with the Secretary of State of Ohio. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Under Ohio law, shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, and thus should be considered remote.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code, for so long as such qualification is in the best interest of the Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

Although each Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

It is expected that the Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

The excess of net long-term capital gains over short-term capital losses realized and distributed by the Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. The Code generally provides through 2007 for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualified dividend income. The rate reductions do not apply to corporate taxpayers. The Fund may separately designate distributions of any long-term capital gains or qualified dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualified dividends in order to obtain the benefit of the lower rate. Distributions resulting from the Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

Any net capital loss realized by the Fund may be carried forward and will be available to offset future net capital gains, if any, for a period of eight years to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that these gains so offset will not be distributed to shareholders.

Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund may designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of the Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Funds. Any such taxes will be taken as a deduction by such Fund.

The Funds may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund by the Shareholder, if such Shareholder (1) fails to furnish the Trust with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

Market Discount. If the Funds purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds owns an interest in such debt security and receives a principal payment on it. In particular, the Funds will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security's maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Funds may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Certain Code provisions may affect the timing and character of gain if the Funds engage in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Funds would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Funds receive a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that is available in some circumstances, the Fund would include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another available election the Fund's PFIC shares at the end of each taxable year would be marked to market, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

PERFORMANCE CALCULATIONS

Yield and Total Return Calculations

Yield Calculations. Yields of the Funds will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

a - b
Yield = 2 (----- + 1) to the 6th power - 1 cd

Where: a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

During any given 30-day period, the Adviser or Administrator may voluntarily waive all or a portion of its fees with respect to the Funds. Such waiver would cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Total Return Calculations. Average annual total return is a measure of the change in value of an investment in the Funds over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

The Fund computes its average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

ERV
Average Annual Total Return = (---) 1/n - 1
P

Where: ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

p = hypothetical initial payment of $1,000.

n = period covered by the computation, expressed in terms of years.

The Fund computes its aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

ERV
Aggregate Total Return = (---) 1/n - 1
P

Where: ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

p = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

ATVD
Average Annual Total Return After Taxes = [---- to the 1/nth power -1] (after taxes on distributions) P

Where: P = a hypothetical initial payment of $1,000.

n = number of years.

ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

ATVDR
Average Annual Total Return After Taxes = [(-----) to the 1/nth power -1]

(after taxes on distributions and redemptions) P

Where: P = a hypothetical initial payment of $1,000.

n = number of years.

ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE COMPARISONS

Investors may analyze the performance results of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisors and to other banking institutions.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of the Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce the Fund's effective yield and total return to Customers.

PROXY VOTING

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Trust Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30th of each year will be available (1) without charge, upon request, by calling 1-877-942-8434, and (2) on the Funds' Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Fund's portfolio securities. A complete list of the Fund's portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. As a general matter, in order to protect the confidentiality of the Fund's portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Fund's custodian, fund accountants, investment adviser, administrator, independent registered public accounting firm, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

MISCELLANEOUS

Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Trust entitled to vote may cause the Trustees to call a special meeting. However, the Trust has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Trust entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

The Trust is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

Broadway Trust / Part C

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Agreement and Declaration of Trust

(b) Bylaws

(c ) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d) Form of Advisory Agreement with ____________

(e) Inapplicable

(f) Inapplicable

(g) Form of Custody Agreement with ____________ *

(h) Form of Administration, Accounting Services and Transfer Agency agreements with Integrated Investment Services, Inc.*

(i) Opinion and Consent of Counsel *

(j) Consent of Independent Auditors *

(k) Inapplicable

(l) Form of Agreement Related to Initial Capital

(m) Inapplicable

(n) Inapplicable

(o) Inapplicable

(p) Form of Code of Ethics of Broadway Trust

* To be filed by amendment

ITEM 24. Persons Controlled By Or Under Common Control With Registrant

After commencement of the public offering of the Registrant’s shares, The Registrant expects that no person will be directly or indirectly controlled By or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

Article IV of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC.
Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as Directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) to the fullest extent now or hereafter permitted by law against all liabilities , including, but not limited to amounts paid in satisfaction of judgments, in compromise or as fines or penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer,director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

SECTION 6.5 ADVANCES OF EXPENSES.
The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, And not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC.
The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than the Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of such person.” Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers employees and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Trustee, officer, employee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, employee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant and its Trustees and officers. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser’s willful misfeasance, bad faith or negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under this Agreement or breach of its duty or of its obligations hereunder.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a)	The Adviser is a registered investment adviser, providing investment advisory services to the Registrant.

(b)	The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years: *

ITEM 27. PRINCIPAL UNDERWRITER
(a)	Inapplicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
(a)
Accounts, books and other documents required To be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated Thereunder will be maintained by the Registrant at Its offices located at 303 Broadway, Suite 900, Cincinnati, OH 45202.

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
Inapplicable

ITEM 30. UNDERTAKINGS
Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, thereunto duly authorized, in the City of Cincinnati and State of Ohio, on the ____ day of ________, 2007.

THE BROADWAY TRUST

By: /s/ Roy E. Rogers
Roy E. Rogers
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Roy E. Rogers	President	__________, 2007

/s/ Jay S. Fitton	Secretary	__________, 2007

/s/ Steven T. McCabe	Treasurer	__________, 2007

INDEX TO EXHIBITS

(a) Agreement and Declaration of Trust

(b) Bylaws

(c ) Incorporated by reference to Articles of Incorporation and Bylaws

(d) Form of Advisory Agreement

(e) Inapplicable

(f) Inapplicable

(g) Form of Custody Agreement *

(h) Form of Administration, Accounting Services and Transfer Agency Agreement *

(i) Opinion and consent of Counsel *

(j) Consent of Independent Auditors *

(k) Inapplicable

(l) Form of Agreement Relating to Initial Capital

(m) Inapplicable

(n) Inapplicable

(o) Inapplicable

(p) Form of Code of Ethics

----------------------------------
* To be filed by amendment